Share capital - Disclosure of Detail of Share Capital Transactions (Details) - EUR (€)											12 Months Ended
	Jun. 22, 2024	Dec. 31, 2023	Dec. 29, 2023	Dec. 13, 2023	Nov. 10, 2023	Nov. 07, 2023	Sep. 11, 2023	Jun. 27, 2023	Apr. 20, 2023	Mar. 11, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shareholders’ equity
Equity at beginning of period											€ (1,843,000)	€ (27,045,000)	€ 26,790,000
Capital increase											0	61,641,000	0
Free shares attribution													0
Equity at end of period		€ (1,843,000)									(65,704,000)	(1,843,000)	(27,045,000)
Janssen | Tranche two
Shareholders’ equity
Capital increase transaction costs			€ (79,000)
Janssen | Tranche three
Shareholders’ equity
Capital increase transaction costs			€ (813,000)
AGA 2023
Shareholders’ equity
Capital increase										€ 8,805.69
Share Capital
Shareholders’ equity
Equity at beginning of period	€ 1,413,999.85								€ 1,046,276.16		1,413,999.85	1,046,000	1,045,000
Capital increase											9,000	368,000	2,000
Equity at end of period	1,422,805.53	€ 1,413,999.85							1,056,911.46		€ 1,422,805.53	€ 1,413,999.85	€ 1,046,000
Number of shares
Number of shares outstanding at beginning of period (in shares)											47,133,328	34,875,872	34,825,872
Capital increase, net (in shares)		12,257,456									293,523	12,257,456	50,000
Number of shares outstanding at end of period (in shares)		47,133,328									47,426,851	47,133,328	34,875,872
Share Capital | Janssen
Shareholders’ equity
Capital increase					€ 113,000		€ 29,000
Number of shares
Capital increase, net (in shares)					3,762,923		959,637
Share Capital | Ordinary shares
Shareholders’ equity
Capital increase						€ 75,000
Number of shares
Capital increase, net (in shares)						2,492,223
Share Capital | ADS Shares
Shareholders’ equity
Capital increase						€ 114,000
Number of shares
Capital increase, net (in shares)						3,786,907
Share Capital | ADS Shares | Janssen
Shareholders’ equity
Capital increase				€ 27,000
Number of shares
Capital increase, net (in shares)				901,256
Share Capital | AGA 2021
Shareholders’ equity
Capital increase									€ 11,000
Number of shares
Capital increase, net (in shares)									354,510
Share Capital | AGA 2022
Shareholders’ equity
Capital increase	€ 9,000
Number of shares
Capital increase, net (in shares)	293,523
Premiums related to share capital
Shareholders’ equity
Equity at beginning of period											€ 312,742,000	€ 255,760,000	€ 255,767,000
Capital increase											1,000	56,982,000
Prior period adjustments		€ 1,000									1,000
Free shares attribution													(7,000)
Equity at end of period		€ 312,742,000									€ 312,743,000	€ 312,742,000	€ 255,760,000
Premiums related to share capital | Janssen
Shareholders’ equity
Capital increase					€ 18,965,000		€ 4,642,000
Premiums related to share capital | Ordinary shares
Shareholders’ equity
Capital increase						€ 12,561,000
Capital increase transaction costs						(758,000)
Premiums related to share capital | ADS Shares
Shareholders’ equity
Capital increase						19,086,000
Capital increase transaction costs						€ (1,140,000)
Premiums related to share capital | ADS Shares | Janssen
Shareholders’ equity
Capital increase				€ 4,542,000
Premiums related to share capital | AGA 2023
Shareholders’ equity
Free shares attribution								€ (26,000)